Goodwill (Details) - Schedule of summarizes the changes in goodwill $ in Thousands	Sep. 30, 2022 USD ($)
Goodwill [Line Items]
Balance at December 31, 2021	$ 54,608
Balance at September 30, 2022	54,608
RNG Fuel [Member]
Goodwill [Line Items]
Balance at December 31, 2021	51,155
Balance at September 30, 2022	51,155
Fuel Station Services [Member]
Goodwill [Line Items]
Balance at December 31, 2021	3,453
Balance at September 30, 2022	$ 3,453